Stock Plans - Stock based compensation plans (Details) (CAD) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Total compensation expense and related tax benefit for all plans [Abstract]
Total stock-based compensation expense	136		105		112
Tax benefit recognized in income	35		25		24
Reduction in Liability subsequent to Settlement agreements	20
Share based payment award, options, additional disclosures [Abstract]
Entity's closing stock price at end of period (in dollars per share)	60.56
Total intrinsic value	45		167		122
Cash received upon exercise of options	28		101		68
Related excess tax benefit realized	3		16		9
Stock price volatility [Abstract]
Amount of increase in Company's stock price used for sensitivity analysis which would impact stock based compensation expense for cash settlement awards	1
Amount of increase in Company's stock based compensation expense if stock price increased by $1	6
Amount of decrease in Company's stock price used for sensitivity analysis which would reduce stock based compensation expense for cash settlement awards	1
Amount of reduction in Company's stock based compensation expense if stock price decreased by $1	5
Cash Settlement Awards [Member]
Total compensation expense and related tax benefit for all plans [Abstract]
Total stock-based compensation expense	127		95		102
Cash Settlement Awards [Member] | Performance Share Units (PSUs) [Member]
Total compensation expense and related tax benefit for all plans [Abstract]
Total stock-based compensation expense	92		76		81
Units granted during the period (in shares)	0.8		0.9		0.9
The number of years in the plan period prior to payout of the units (in years)	3
Minimum performance vesting factor range, based on return on invested capital (in hundredths)	0.00%
Maximum performance vesting factor range, based on return on invested capital (in hundredths)	150.00%
Number of days used to calculate the Company's average closing share price as of a predesignated date (in days)	20
Number of last months in period for calculating average stock price used in determining if payout condition is met (in months)	3
PSU forfeited	18
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested [Roll Forward]
Beginning shares outstanding nonvested (in shares)	1.9
Units granted during the period (in shares)	0.8		0.9		0.9
Share based compensation plan units forfeited in period	(0.1)
Vested during year (in shares)	(0.9)
Ending shares outstanding non vested (in shares)	1.7		1.9
Share-based compensation arrangement by share-based payment award, equity instruments other than options, vested [Roll Forward]
Beginning shares outstanding vested (in shares)	1.4	[1]
Granted (Payout) (in shares)	(0.9)
Transferred into plan (in shares)	0
Units forfeited (in shares)	(0.5)	[1]
Vested (in shares)	0.9
Ending shares outstanding vested	0.9		1.4	[1]
Cash Settlement Awards [Member] | Voluntary Incentive Deferral Plan [Member]
Total compensation expense and related tax benefit for all plans [Abstract]
Total stock-based compensation expense	35		19		21
Units granted during the period (in shares)	0
Number of days used to calculate the Company's average closing share price as of a predesignated date (in days)	20
Percentage of additional units to be granted by the Company to senior management for amount elected (in hundredths)	25.00%
The number of years in the plan period over which amounts elected in units will vest	4 years
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested [Roll Forward]
Beginning shares outstanding nonvested (in shares)	0
Units granted during the period (in shares)	0
Vested during year (in shares)	0
Ending shares outstanding non vested (in shares)	0		0
Share-based compensation arrangement by share-based payment award, equity instruments other than options, vested [Roll Forward]
Beginning shares outstanding vested (in shares)	2.8
Granted (Payout) (in shares)	(0.6)
Transferred into plan (in shares)	0.1
Vested (in shares)	0
Ending shares outstanding vested	2.3		2.8
Stock Option [Member]
Total compensation expense and related tax benefit for all plans [Abstract]
Total stock-based compensation expense	9		10		10
Number of units remained authorized for future issuance under plan (in shares)	20.2
The number of years in the plan period over which amounts elected in units will vest	4 years
Share Based Compensation Arrangement By Share Based Payment Award Options General Disclosures [Abstract]
Maximum period from grant date in which stock options are exercisable (in years)	10 years
Period of time (in months) options are generally not exercisable	12
Total number of conventional stock options outstanding at end of period (in shares)	7.7
Conventional stock options company granted to designated senior management employees during period (in shares)	1.1		1.2		1.3
Share base payment award, options outstanding [Roll Forward]
Options outstanding at beginning of period (in shares)	8.5	[2]
Granted (in shares)	1.1		1.2		1.3
Forfeitures (in shares)	(0.5)
Exercised (in shares)	(1.4)
Options outstanding at end of period (in shares)	7.7	[2]	8.5	[2]
Options exercisable at end of period (in shares)	5.0	[2]
Share base payment award, options outstanding-Nonvested [Roll Forward]
Nonvested options outstanding at beginning of period (in shares)	3.4	[2]
Granted (in shares)	1.1
Forfeited (in shares)	(0.2)
Vested (in shares)	(1.6)
Nonvested options outstanding at end of period (in shares)	2.7	[2]	3.4	[2]
Share based payment award, options, additional disclosures [Abstract]
Weighted average exercise price per share of options outstanding at beginning of period	26.05	[2]
Weighted average exercise price per share of options granted during period	47.47
Weighted average exercise price per share of options forfeited during period	36.06
Weighted average exercise price per share of options exercised during period	19.54
Weighted average exercise price per share of options outstanding at end of period	30.97	[2]	26.05	[2]
Weighted average exercise price per share of options exercisable at end of period	25.58	[2]
Weighted average grant date fair value per share of nonvested options outstanding at beginning of period (in dollars per share)	7.28	[2]
Weighted average grant date fair value per share of nonvested options granted during the period (in dollars per share)	8.52
Weighted average grant date fair value of non-vested options forfeited	7.93
Weighted average grant date fair value per share of nonvested options that vested during the period (in dollars per share)	6.95
Weighted average grant date fair value per share of options outstanding at end of period (in dollars per share)	7.89	[2]	7.28	[2]

[1]	The balance outstanding at December 31, 2012 included the units of the PSU payout otherwise due to the Company's former CEO that were in dispute which were settled in the first quarter of 2013.
[2]	Stock options with a US dollar exercise price have been translated to Canadian dollars using the foreign exchange rate in effect at the balance sheet date.